Property and Equipment, Net - Schedule of Property and Equipment, Net (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment, subtotal	¥ 117,850,717	$ 16,766,834	¥ 172,272,429
Less: accumulated depreciation	(10,407,212)	(1,480,653)	(10,621,001)
impairment	(34,643,556)	(4,928,801)	(35,839,687)
Total	72,799,949	10,357,380	125,811,741
Office electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, subtotal	1,135,926	161,611	1,121,533
Office fixtures and furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, subtotal	190,994	27,173	182,845
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, subtotal	1,201,452	170,933	1,201,452
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, subtotal	¥ 115,322,345	$ 16,407,117	¥ 169,766,599